Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay N Portfolio

June 30, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 66.3%
Long-Term Municipal Bonds – 66.3%
American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	$	180	$190,403

Colorado – 0.1%
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050		100	105,980

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 5.00%, 12/15/2026(a)		100	99,997
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2032		100	66,696

			166,693

Guam – 1.8%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028		100	86,362
3.339%, 10/01/2030		150	124,892
Guam Power Authority Series 2022-A 5.00%, 10/01/2028		1,000	1,058,114
Territory of Guam Series 2019 5.00%, 11/15/2031		80	82,542
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026		100	102,968
5.00%, 12/01/2029		105	108,054
5.00%, 12/01/2030		165	169,750
5.00%, 12/01/2032		155	159,306
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023		315	315,604
5.00%, 11/15/2025		265	268,584
5.00%, 11/15/2031		625	635,134

			3,111,310

Illinois – 1.5%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2023		1,465	1,470,238
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027		100	99,734
5.00%, 09/01/2033		100	98,431

	Principal Amount (000)		U.S. $ Value

Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2025	$	1,000	$1,026,442

			2,694,845

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026		100	102,642
5.00%, 02/01/2030		100	107,744

			210,386

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)		100	102,416
6.10%, 06/01/2038(a)		100	107,803

			210,219

Michigan – 3.4%
City of Detroit MI Series 2018 5.00%, 04/01/2025		800	806,470
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2026		5,055	5,133,256

			5,939,726

Nebraska – 1.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050		2,290	2,299,478

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)		290	269,956

New Jersey – 0.1%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		125	125,317

New York – 53.2%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2023		175	175,798
5.00%, 12/15/2024		145	147,327
5.00%, 12/15/2025		145	148,828
5.00%, 12/15/2026		145	150,936

	Principal Amount (000)		U.S. $ Value

Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2042(a)	$	245	$251,008
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)		300	284,892
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029		1,000	943,352
City of New York NY Series 2014-A 5.00%, 08/01/2028		1,285	1,308,898
Series 2014-J 5.00%, 08/01/2027		1,085	1,104,948
Series 2016-C 5.00%, 08/01/2023		1,770	1,772,102
Series 2018-E 5.00%, 03/01/2031		1,055	1,150,632
Series 2021 1.396%, 08/01/2027		2,970	2,589,658
Corning City School District Series 2023-A 5.00%, 06/21/2024		1,000	1,013,738
County of Onondaga NY Series 2022 4.00%, 06/15/2040		1,145	1,163,304
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039		940	903,770
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2042		1,000	996,402
Long Island Power Authority Series 2015-A 4.13%, 05/01/2033		500	496,076
Metropolitan Transportation Authority Series 2016-B 4.00%, 11/15/2036		1,000	989,446
Series 2017-C 5.00%, 11/15/2028		6,400	6,837,922
AGM Series 2021 3.94% (SOFR + 0.55%), 11/01/2032(b)		1,000	996,784
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)		370	360,594
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030		955	1,014,738

	Principal Amount (000)		U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031	$	1,460	$1,610,906
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B 5.00%, 11/01/2026		4,000	4,055,222
Series 2015-C 5.00%, 11/01/2028		2,145	2,218,050
Series 2021 5.00%, 11/01/2024		4,415	4,527,674
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)		250	250,452
7.25%, 11/15/2044(a)		100	101,210
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069		1,900	1,733,888
2.625%, 09/15/2069		320	292,094
2.80%, 09/15/2069		2,250	2,049,700
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042		3,000	2,400,050
New York State Dormitory Authority Series 2021 1.187%, 03/15/2026 (Pre-refunded/ETM)		1,000	903,378
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)		700	701,396
5.00%, 12/01/2034(a)		400	401,728
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039		1,000	970,668
4.00%, 05/01/2040		1,000	964,606
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2029		1,000	1,130,416
5.00%, 07/01/2031		1,200	1,345,900
5.00%, 07/01/2032		1,040	1,165,386
New York State Dormitory Authority (St John’s University/NY) Series 2021-A 4.00%, 07/01/2032		1,105	1,174,146
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-A 5.00%, 02/15/2028		2,035	2,056,966
Series 2014-C 5.00%, 03/15/2029		3,000	3,036,538

	Principal Amount (000)		U.S. $ Value

New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037	$	540	$560,010
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2019-M 2.90%, 01/01/2035		2,000	1,691,586
Series 2021-O 4.00%, 01/01/2038		2,810	2,845,420
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029		275	311,204
New York Transportation Development Corp. (American Airlines, Inc.) Series 2021 3.00%, 08/01/2031		1,000	889,356
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030		2,065	2,143,916
5.00%, 01/01/2032		1,495	1,552,320
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 4.00%, 12/01/2042		2,000	1,867,138
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-B 3.50%, 11/01/2024(a)		600	589,718
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2023		2,000	2,003,710
5.00%, 09/01/2028		3,615	3,658,346
Series 2019 5.00%, 11/01/2031		1,455	1,588,296
Series 2021-2 4.00%, 07/15/2038		1,365	1,368,130
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050		470	458,786
Town of Oyster Bay NY Series 2023 5.00%, 03/08/2024		1,000	1,010,956
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050		2,265	2,361,750
Series 2021-A 2.511%, 05/15/2035		1,500	1,185,098
Series 2022 5.00%, 05/15/2034		500	591,062
5.00%, 05/15/2035		1,000	1,168,686
5.00%, 05/15/2036		1,000	1,153,644

	Principal Amount (000)		U.S. $ Value

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031	$	305	$336,672
5.00%, 09/01/2032		415	456,234
5.00%, 09/01/2033		395	433,418
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026		5,575	5,913,352

			94,030,335

Ohio – 0.3%
Ohio Air Quality Development Authority (Pratt Paper OH LLC) Series 2017 3.75%, 01/15/2028(a)		590	580,821

Puerto Rico – 2.1%
Commonwealth of Puerto Rico Series 2021-A
Zero Coupon, 07/01/2024		48	45,994
Zero Coupon, 07/01/2033		414	252,948
4.00%, 07/01/2033		103	97,762
4.00%, 07/01/2035		3	2,424
4.00%, 07/01/2037		2	2,008
4.00%, 07/01/2041		3	2,642
4.00%, 07/01/2046		3	2,674
5.25%, 07/01/2023		69	69,117
5.375%, 07/01/2025		203	208,248
5.625%, 07/01/2027		508	535,114
5.75%, 07/01/2031		103	112,562
Series 2022-C 0.00%, 11/01/2043		19	9,628
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		165	163,912
5.25%, 07/01/2036		215	216,688
5.25%, 07/01/2041		205	206,284
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)		725	745,214
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		230	230,296
Puerto Rico Highway & Transportation Authority Series 2022-B Zero Coupon, 07/01/2032		170	108,136
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c) (d)		745	521,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		133	127,742

			3,660,893

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.1%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	$ 2,000	$2,000,207

Texas – 0.1%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	100	100,330

Washington – 0.4%
Kalispel Tribe of Indians Series 2018-B 5.00%, 01/01/2032(a)	700	718,747

Wisconsin – 0.4%
UMA Education, Inc. Series 2019 5.00%, 10/01/2025(a)	165	164,953
5.00%, 10/01/2026(a)	180	180,360
5.00%, 10/01/2027(a)	155	155,810
5.00%, 10/01/2028(a)	105	105,906
5.00%, 10/01/2029(a)	100	101,114

		708,143

Total Municipal Obligations (cost $121,678,581)		117,123,789

	Shares

INVESTMENT COMPANIES – 21.1%
Funds and Investment Trusts – 21.1%(e)
iShares Core MSCI EAFE ETF	368,888	24,899,940
iShares Core MSCI Emerging Markets ETF	184,938	9,115,594
Vanguard Mid-Cap ETF	14,360	3,161,498

Total Investment Companies (cost $36,196,048)		37,177,032

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 1.9%
United States – 1.9%
U.S. Treasury Notes 2.625%, 02/15/2029(f) (g) (cost $3,695,298)	$ 3,543	3,281,704

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS - PUTS – 0.5%
Options on Equities indices – 0.5%
Euro STOXX 50 Index Expiration: Jun 2024; Contracts: 1,320; Exercise Price: EUR 3,600.00; Counterparty: UBS AG(d)	EUR	4,752,000	$105,052
FTSE 100 Index Expiration: Apr 2024; Contracts: 320; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(d)	GBP	2,112,000	39,440
Nikkei 225 Index Expiration: May 2024; Contracts: 19,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG(d)	JPY	513,000,000	78,656
S&P 500 Index Expiration: Jun 2024; Contracts: 10,400; Exercise Price: USD 3,675.00; Counterparty: UBS AG(d)	USD	38,220,000	722,602

Total Purchased Options - Puts (premiums paid $1,211,815)			945,750

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.1%
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035 (cost $162,562)	$	145	134,320

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 11.90% (LIBOR 1 Month + 6.75%), 08/25/2028(b) (cost $56,700)		54	58,246

	Shares

SHORT-TERM INVESTMENTS – 8.7%
Investment Companies – 8.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(e) (h) (i) (cost $15,369,547)		15,369,547	15,369,547

Total Investments – 98.6% (cost $178,370,551)(j)			174,090,388
Other assets less liabilities – 1.4%			2,499,263

Net Assets – 100.0%			$176,589,651

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	27	September 2023	$2,569,995	$2,601
Euro STOXX 50 Index Futures	17	September 2023	821,227	14,324
FTSE 100 Index Futures	5	September 2023	478,885	(2,976)
Hang Seng Index Futures	9	July 2023	1,080,035	121
Nikkei 225 (OSE) Futures	3	September 2023	689,629	28,362
OMXS 30 Index Futures	42	July 2023	901,987	(278)
S&P 500 E-Mini Futures	168	September 2023	37,701,300	1,189,602
U.S. T-Note 2 Yr (CBT) Futures	47	September 2023	9,557,156	(115,022)
U.S. T-Note 10 Yr (CBT) Futures	115	September 2023	12,910,547	(139,903)
U.S. Ultra Bond (CBT) Futures	35	September 2023	4,767,656	59,076
Sold Contracts
Euro STOXX 50 Index Futures	135	September 2023	6,521,504	(118,644)
FTSE 100 Index Futures	4	September 2023	383,108	3,770
MSCI Emerging Markets Futures	4	September 2023	199,580	2,102
MSCI Singapore IX ETS Futures	37	July 2023	790,395	(1,658)
S&P Mid 400 E-Mini Futures	5	September 2023	1,322,050	(36,631)
S&P/TSX 60 Index Futures	2	September 2023	367,949	(5,966)
SPI 200 Futures	37	September 2023	4,412,529	(56,217)
TOPIX Index Futures	7	September 2023	1,109,948	(10,848)

				$811,815

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	501	USD	553	07/31/2023	$5,200
Bank of America, NA	JPY	245,244	USD	1,761	08/25/2023	48,576
Barclays Bank PLC	USD	2,412	CAD	3,185	08/24/2023	(5,253)
BNP Paribas SA	USD	1,247	NZD	2,025	08/24/2023	(4,789)
Citibank, NA	USD	1,699	AUD	2,492	08/25/2023	(36,875)
Deutsche Bank AG	USD	4,381	EUR	4,035	07/31/2023	27,585
Deutsche Bank AG	USD	2,206	CAD	2,953	08/24/2023	24,182
Goldman Sachs Bank USA	USD	523	GBP	413	07/21/2023	1,945
Goldman Sachs Bank USA	USD	734	GBP	575	07/21/2023	(3,711)
Goldman Sachs Bank USA	EUR	3,454	USD	3,801	07/31/2023	27,553
Goldman Sachs Bank USA	EUR	692	USD	752	07/31/2023	(3,767)
Goldman Sachs Bank USA	AUD	3,269	USD	2,224	08/25/2023	42,791
HSBC Bank USA	USD	614	NOK	6,443	09/13/2023	(11,876)
HSBC Bank USA	USD	575	SEK	6,132	09/13/2023	(4,988)
JPMorgan Chase Bank, NA	EUR	2,783	USD	3,044	07/31/2023	2,981
Morgan Stanley Capital Services LLC	CHF	3,947	USD	4,423	07/21/2023	6,084
Morgan Stanley Capital Services LLC	GBP	1,252	USD	1,594	07/21/2023	3,362
Morgan Stanley Capital Services LLC	CAD	4,175	USD	3,133	08/24/2023	(20,271)
State Street Bank & Trust Co.	CHF	416	USD	464	07/21/2023	(1,357)
State Street Bank & Trust Co.	GBP	545	USD	676	07/21/2023	(16,176)
State Street Bank & Trust Co.	USD	168	GBP	132	07/21/2023	(403)
State Street Bank & Trust Co.	USD	233	EUR	217	07/31/2023	3,659

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	492	EUR	449	07/31/2023	$(1,875)
State Street Bank & Trust Co.	JPY	56,479	USD	402	08/25/2023	7,529
State Street Bank & Trust Co.	SEK	2,054	USD	192	09/13/2023	560
State Street Bank & Trust Co.	USD	324	SEK	3,427	09/13/2023	(5,567)
UBS AG	USD	943	JPY	129,886	08/25/2023	(35,895)

						$49,204

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,900	01/15/2028	1.230%	CPI#	Maturity	$508,336	$—	$508,336
USD	1,125	01/15/2030	1.572%	CPI#	Maturity	188,425	—	188,425
USD	1,125	01/15/2030	1.587%	CPI#	Maturity	186,898	—	186,898
USD	180	01/15/2030	1.714%	CPI#	Maturity	27,822	—	27,822
USD	180	01/15/2030	1.731%	CPI#	Maturity	27,541	—	27,541
USD	1,000	01/15/2031	2.782%	CPI#	Maturity	65,366	—	65,366
USD	880	01/15/2031	2.680%	CPI#	Maturity	66,236	—	66,236
USD	770	01/15/2031	2.989%	CPI#	Maturity	34,687	—	34,687

						$1,105,311	$—	$1,105,311

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,000	04/19/2028	1 Day SOFR	3.496%	Annual	$(113,175)	$—	$(113,175)
USD	1,600	04/30/2030	1 Day SOFR	3.369%	Annual	(36,339)	—	(36,339)
USD	1,505	04/30/2030	1 Day SOFR	3.075%	Annual	(61,607)	—	(61,607)
USD	1,200	04/30/2030	1 Day SOFR	3.411%	Annual	(23,543)	—	(23,543)
USD	1,000	04/30/2030	1 Day SOFR	3.715%	Annual	33,076	—	33,076
USD	870	04/30/2030	1 Day SOFR	3.500%	Annual	(11,985)	—	(11,985)
USD	2,850	04/15/2032	2.777%	1 Day SOFR	Annual	189,834	—	189,834
USD	8,700	03/31/2033	3.120%	1 Day SOFR	Annual	350,269	—	350,269

						$326,530	$—	$326,530

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	17	$(3,691)	$(1,568)	$(2,123)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	56	(12,180)	(6,674)	(5,506)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4	(862)	(458)	(404)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	10	(2,091)	(896)	(1,195)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	115	(24,728)	(13,053)	(11,675)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	117	(25,220)	(10,824)	(14,396)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	177	(38,137)	(15,947)	(22,190)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	22	(4,675)	(2,551)	(2,124)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	153	(32,971)	(13,382)	(19,589)

						$(144,555)	$(65,353)	$(79,202)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	4,000	10/23/2026	2.310%	CPI#	Maturity	$224,769	$—	$224,769
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	51,112	—	51,112
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	349,370	—	349,370
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	934,785	—	934,785
Citibank, NA	USD	3,500	07/20/2027	2.104%	CPI#	Maturity	406,595	—	406,595
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	517,471	—	517,471
JPMorgan Chase Bank, NA	USD	2,500	03/02/2024	2.175%	CPI#	Maturity	269,868	—	269,868
JPMorgan Chase Bank, NA	USD	7,000	07/20/2024	1.995%	CPI#	Maturity	829,587	—	829,587
JPMorgan Chase Bank, NA	USD	3,000	11/04/2026	2.015%	CPI#	Maturity	373,138	—	373,138
JPMorgan Chase Bank, NA	USD	5,000	12/27/2028	2.009%	CPI#	Maturity	611,498	—	611,498

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	USD	1,000	01/15/2030	3.493%	CPI#	Maturity	$2,927	$—	$2,927
JPMorgan Chase Bank, NA	USD	4,420	01/15/2032	3.325%	CPI#	Maturity	14,295	—	14,295
Morgan Stanley Capital Services LLC	USD	1,800	07/20/2032	2.158%	CPI#	Maturity	232,235	—	232,235

							$4,817,650	$—	$4,817,650

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,840	10/09/2029	1.125%	SIFMA*	Quarterly	$322,633	$—	$322,633

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	1,246	09/15/2023	$175

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $6,464,498 or 3.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(c)	Defaulted.
(d)	Non-income producing security.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,819,062 and gross unrealized depreciation of investments was $(6,745,109), resulting in net unrealized depreciation of $3,073,953.

As of June 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.5% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

OTC – Over-the-Counter

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$117,123,789	$—	$117,123,789
Investment Companies	37,177,032	—	—	37,177,032
Governments - Treasuries	—	3,281,704	—	3,281,704
Purchased Options - Puts	—	945,750	—	945,750
Commercial Mortgage-Backed Securities	—	134,320	—	134,320
Collateralized Mortgage Obligations	—	58,246	—	58,246
Short-Term Investments	15,369,547	—	—	15,369,547

Total Investments in Securities	52,546,579	121,543,809	—	174,090,388
Other Financial Instruments(a):
Assets:
Futures	1,299,958	—	—	1,299,958
Forward Currency Exchange Contracts	—	202,007	—	202,007
Centrally Cleared Inflation (CPI) Swaps	—	1,105,311	—	1,105,311
Centrally Cleared Interest Rate Swaps	—	573,179	—	573,179
Inflation (CPI) Swaps	—	4,817,650	—	4,817,650
Interest Rate Swaps	—	322,633	—	322,633
Total Return Swaps	—	175	—	175
Liabilities:
Futures	(488,143)	—	—	(488,143)
Forward Currency Exchange Contracts	—	(152,803)	—	(152,803)
Centrally Cleared Interest Rate Swaps	—	(246,649)	—	(246,649)
Credit Default Swaps	—	(144,555)	—	(144,555)

Total	$53,358,394	$128,020,757	$—	$181,379,151

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for nine months ended June 30, 2023 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,452	$135,125	$130,207	$15,370	$609